Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Maturities of Long-Term Debt
Future principal payments on the long-term debt as of September 30, 2024 are as follows:

Year ending December 31:
2024 (remaining)	$32,718
2025	10,441,377
2026	9,197
Total payments	10,483,292
Less: Unamortized debt issuance costs	(6,127,060)
Less: Current maturities of long-term debt	(887,321)
Long-term debt	$3,468,911

Future principal payments on the long-term debt as of December 31, 2023 are as follows:

Year ending December 31:
2024	$4,261,221
2025	86,784
2026	9,196
Total Payments	4,357,201
Less: Unamortized debt issuance costs	(61,857)
Less: Current maturities of long-term debt	(4,199,362)
Long-term debt	$95,982